Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 126,654	$ 116,020
Non-current assets	98,552	100,353
Current liabilities	(86,064)	(73,974)
Non-current liabilities	(16,874)	(17,302)
Net assets	122,268	125,097
Non-controlling interests	(2,877)	(3,113)
Net assets, excluding non-controlling interests	119,391	121,984	$ 124,292	$ 110,616
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	138,493	124,512
Non-current assets	97,568	98,532
Current liabilities	(77,644)	(84,357)
Non-current liabilities	(7,077)	(6,909)
Net assets	151,340	131,778
Net assets, excluding non-controlling interests	151,340	131,778	142,347	132,731
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	16,698	17,320
Current liabilities	(398)	(1,117)
Net assets	16,300	16,203
Net assets, excluding non-controlling interests	$ 16,300	$ 16,203	$ 49,583	$ 38,401